SHORTTERM CONVERTIBLE DEBT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Auctus Tranche 1 [Member]
Convertible notes payable	$ 0	$ 700,000
Auctus Tranche 2 [Member]
Convertible notes payable	400,000	400,000
Auctus Prepayment Penalty [Member]
Convertible notes payable	350,000	0
Total Convertible Notes Payable
Convertible notes payable	889,000	951,000	$ 586,000
Auctus
Convertible notes payable	161,000	1,213,000	0
Shenghou
Convertible notes payable		0	513,000
Eagle
Convertible notes payable		0	26,000
Adar
Convertible notes payable			85,000
Debt Discount and Issuance Costs to be Amortized
Convertible notes payable	$ (22,000)	$ (262,000)	$ 9,000